OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Abstract]
Fair value of derivative contracts (Note 29)	$ 1,285	$ 614
Current portion of net investment in leases (Note 11)	306	291
Current portion of Keystone environmental provision recovery (Note 18)	150	410
Contract assets (Note 6)	151	155
Cash provided as collateral	120	106
Emissions credits	94	36
Prepaid expenses	92	118
Keystone XL contractual recoveries (Note 7)	83	86
Regulatory assets (Note 14)	76	67
Keystone XL assets held for sale	58	122
Other	88	147
Other current assets	$ 2,503	$ 2,152